EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 16:-	EQUITY

The composition of the Company’s share capital is as follows:

	December 31, 2015			December 31, 2014
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,297,402	14,728,782	25,000,000	15,297,402	14,728,782

a.	Formula's Ordinary Shares, par value NIS 1 per share, are traded on the TASE and Formula's ADSs, each representing one ordinary share, are traded on the NASDAQ.

b.	Formula holds 568,620 of its ordinary shares.

c.	In June 2013, Formula declared a cash dividend of approximately $ 5,446 ($ 0.37 per share) to shareholders of record on July 2, 2013 that was payable on July 18, 2013.

d.	In December 2013, Formula declared a cash dividend of approximately $ 4,563 (or $ 0.31 per share) to shareholders of record on January 20, 2014 that was payable on February 6, 2014.

e.	In June 2014, Formula declared a cash dividend of approximately $ 7,065 (or $ 0.48 per share) to shareholders of record on July 14, 2014 that was payable on July 31, 2014.

f.	In December 2014, Formula declared a cash dividend of approximately $ 7,875 (or $ 0.535 per share) to shareholders of record on January 19, 2015 that was payable on February 4, 2015.

g.	In June 2015, Formula declared a cash dividend of approximately $ 5,008 (or $ 0.34 per share) to shareholders of record on July 20, 2015 that was payable on August 6, 2015.

h.	In January 2016, Formula declared a cash dividend of approximately $ 5,008 (or $ 0.34 per share) to shareholders of record on January 20, 2016 that was payable on February 4, 2016.

i.	For information concerning Formula employees and officers share option plan, see Note 13.